Intangible Assets, Net (Schedule of Original Costs and Accumulated Amortization of Intangible Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	$ 1,868,678	$ 4,099,964
Less accumulated amortization	(885,298)	(1,825,516)
Intangible assets, net	983,380	2,274,448
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	588,678	2,214,618
Customer list [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	590,000	590,000
Know-how [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	$ 690,000	1,234,812
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets		$ 60,534